ACQUISITIONS (Details 7) (NouvEON, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended		0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2011	Dec. 31, 2010 Success fee	Jul. 01, 2011 Trademark	Jul. 01, 2011 Customer relationship	Jul. 01, 2011 Backlog
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 14,160
Cash consideration paid	6,757
Fair value of contingent consideration			7,403
Net liabilities assumed:
Current assets			830
Current liabilities			(1,879)
Total			(1,049)
Intangible assets acquired:
Intangible assets acquired					2,900	3,300	283
Goodwill			10,930
Deferred tax liability			(2,204)
Total			15,209
Total consideration			14,160
Estimated useful life
Estimated useful life						4 years	1 year
Pro forma financial information
Net revenues	225,390	159,380
Net income	$ 17,260	$ 10,776		$ 450
Net income per share
Basic (in dollars per share)	$ 0.43	$ 0.30
Diluted (in dollars per share)	$ 0.40	$ 0.30